Short-Term Investments	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
SHORT-TERM INVESTMENTS

6 — SHORT-TERM INVESTMENTS

The amortized cost and fair value of investment securities held-to-maturity as follows:

	Investment Securities Held-to-Maturity
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	fair value
March 31, 2019
Corporate debt securities	$9,461,918	$-	$-	$9,461,918
Total	$9,461,918	$-	$-	$9,461,918

March 31, 2018
Corporate debt securities	$4,744,328	$-	$-	$4,744,328
Total	$4,744,328	$-	$-	$4,744,328

The Company’s investment securities held-to-maturity approximate fair value due to their short-term nature with maturity range from thirty days to a year.

The amortized cost and fair value of investment securities, by maturity, for held-to-maturity investment securities as follows:

Periods	March 31, 2019	March 31, 2018
Due in one year or less	$9,461,918	$4,744,328
Due after one year through five years	-	-
Due after five years through ten years	-	-
Due after ten years	-	-
Total	$9,461,918	$4,744,328

The maturities of the investments are based on final contractual maturity date.

The Company continually performs assessments to determine whether unrealized losses in its investment securities portfolio are temporary or other-than-temporary by carefully considering all reasonably available information. The Company considers factors such as financial statements, credit ratings, news releases and other pertinent information of the underlying issuer or company to make its determination. If the decline in fair value is deemed to be other than temporary, the carrying value of the investment is written down to fair value and the amount of write-down is included as a realized loss in earnings.

The Company evaluate the investments in accordance to ASC 320-10-35. Impairment charges in connection with the investments were $0, $0, and $0 for the years ended March 31, 2018, 2017, and 2016, respectively.

These investments earned interest of $636,489, $310,105 and $0 for the years ended March 31, 2019, 2018, and 2017, respectively that was recognized to the Company’s results of operations when interest have been earned. These investments are not collateralized with underlying assets by their issuers.

Subsequent to March 31, 2018, the Company received interest income on held-to-maturity investments.